CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY - BALANCE SHEETS (Details) - USD ($) $ in Thousands	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2017
ASSETS
Cash and cash equivalents	$ 288,782	$ 332,509	$ 265,675
Time deposits with original maturities over three months	324,949	145,139
Other receivables, net	28,257	27,109
Prepaid expenses	648	644
Total current assets	1,174,494	1,109,478
Total assets	1,360,835	1,309,417
LIABILITIES AND STOCKHOLDERS' EQUITY
Derivative financial liability		758
Total liabilities	371,949	362,257
Equity:
Ordinary shares, par value $0.001 per share, 100,000,000 shares authorized; 60,342,099 shares issued and 60,537,099 shares issued and outstanding as of June 30, 2019 and 2020, respectively	61	60
Additional paid-in capital	224,043	223,634
Accumulated other comprehensive loss	(63,517)	(35,521)
Total equity	988,886	947,160	$ 842,353	$ 723,540
Total liabilities and equity	1,360,835	1,309,417
Parent Company
ASSETS
Cash and cash equivalents	13,265	48,349
Time deposits with original maturities over three months	11,318
Other receivables, net	31
Amounts due from subsidiaries	53,503	57,703
Prepaid expenses	97	78
Total current assets	78,214	106,130
Investment in subsidiaries	1,046,725	986,155
Total assets	1,124,939	1,092,285
LIABILITIES AND STOCKHOLDERS' EQUITY
Current portion of long-term loans	0	19,995
Derivative financial liability	0	758
Amounts due to subsidiaries	140,456	126,146
Total liabilities	140,456	146,899
Equity:
Ordinary shares, par value $0.001 per share, 100,000,000 shares authorized; 60,342,099 shares issued and 60,537,099 shares issued and outstanding as of June 30, 2019 and 2020, respectively	61	60
Additional paid-in capital	224,043	223,634
Retained earnings	823,896	757,213
Accumulated other comprehensive loss	(63,517)	(35,521)
Total equity	984,483	945,386
Total liabilities and equity	$ 1,124,939	$ 1,092,285